JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2018, as supplemented

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated December 29, 2017, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Prospectuses dated March 1, 2018, as supplemented

JPMorgan Inflation Managed Bond Fund

Prospectus dated October 1, 2018

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated March 1, 2018, as supplemented

JPMorgan International Value Fund

Prospectuses dated May 17, 2018, as supplemented

J.P. Morgan Funds

JPMorgan Systematic Alpha Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2018, as supplemented

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan SMA Funds

JPMorgan Tax Aware Real Return SMA Fund

Prospectus dated March 1, 2018, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan U.S. Equity Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2017, as supplemented

JPMorgan Small Cap Blend Fund

Prospectuses dated June 1, 2018, as supplemented

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Municipal Income Fund

Prospectuses dated July 1, 2018, as supplemented

SUP-SECLEND-1018

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2017, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated July 1, 2018, as supplemented

JPMorgan SMA Funds

JPMorgan Core Focus SMA Fund

Prospectus dated July 1, 2018

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Prospectuses dated August 29, 2018

JPMorgan Value Plus Fund

Prospectus dated November 1, 2017, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2017, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectuses dated November 1, 2017, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectuses dated December 29, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses

After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

In addition, the following paragraph is added as a new paragraph under the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES” or “More About the Fund — ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES” section of each prospectus, as applicable:

Securities Lending. Each Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers in exchange for cash collateral. The Fund may invest cash collateral in one or more money market funds advised by the adviser or its affiliates and from which the adviser or its affiliates may receive fees. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33  1/3% of the value of total assets of a Fund. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding a Fund’s investments described elsewhere in this Prospectus.

In addition, the following paragraph is added as a new paragraph under the “More About the Funds — Additional Risks for the Funds” or “More About the Fund — Additional Risks for the Fund” section of each prospectus, as applicable:

Securities Lending Risk. Each Fund may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, each Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

In addition, the following disclosure replaces the applicable paragraph under the “Investing with J.P. Morgan Funds — DISTRIBUTIONS AND TAXES” section of each prospectus:

Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at a maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.

In addition, to the extent that a Fund includes a paragraph in the “Investing with J.P. Morgan Funds — DISTRIBUTIONS AND TAXES” section concerning “foreign withholding or other foreign taxes,” the following shall replace the last sentence of such paragraph:

Any foreign tax withheld on payments made “in lieu of” dividends or interest with respect to loaned securities will not qualify for the pass-through of foreign tax credits to shareholders. Although in some cases a Fund (or an Underlying Fund as applicable) may be able to apply for a refund or a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE

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